Employee Benefit Plan (Details)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Employee Benefit Plan [Abstract]
Participant’s elective deferral percentage	100.00%	100.00%
Employees’ annual compensation percentage	5.00%	5.00%